New Standards and Interpretations (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of expected impact of initial application of new standards or interpretations [text block] [Abstract]
Schedule of consolidated financial statements in future reporting periods
Details of amendment	Annual periods beginning on/after
Amendments to IFRS 16: COVID-19 Related Rent Concessions beyond June 30, 2021	April 1, 2021
Amendments to IAS 37: Onerous Contracts – Cost of Fulfilling a Contract	January 1, 2022
Amendments to IFRS 3: Reference to the Conceptual Framework	January 1, 2022
Annual improvements to IFRS standards 2018 – 2020	January 1, 2022
Amendments to IAS 16: Property, Plant and Equipment – Proceeds before Intended Use	January 1, 2022
Amendments to IAS 1: Classification of Liabilities as Current or Non-current	January 1, 2023
IFRS 17 Insurance Contracts and amendments to IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 8: Definition of Accounting Estimates	January 1, 2023
Amendments to IAS 12 Income Taxes: Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction	January 1, 2023
Amendments to IAS 1, IFRS 26, IFRS 34, IFRS 7 and IFRS Practice Statement 2: Disclosure of Accounting Policies	January 1, 2023
Amendments to IAS 28 and IFRS 10: Amendments relating to Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	To be determined